SUPPLEMENT TO THE

STATEMENT OF ADDITIONAL INFORMATION (“SAI”) OF

EVERGREEN DOMESTIC EQUITY FUNDS II

I.       Evergreen Strategic Value Fund (the “Fund”)

Effective December 5, 2005, the section of the SAI entitled “PORTFOLIO MANAGERS” is revised with respect to William E. Zieff as follows:

Other Funds and Accounts Managed.  The following table provides information about the registered investment companies, other pooled investment vehicles and other accounts managed by the portfolio manager of the Funds as of the Funds’ most recent fiscal year end, July 31, 2005.

Portfolio Manager		(Assets in thousands)
William Zieff	Assets of registered investment companies managed

Evergreen Disciplined Value Fund..........................................................

Evergreen Equity Index Fund..................................................................

Evergreen Global Large Cap Equity Fund..............................................

Evergreen Large Cap Equity Fund..........................................................

Evergreen Market Index Fund.................................................................

Evergreen Market Index Growth Fund...................................................

Evergreen Market Index Value Fund......................................................

Evergreen Strategic Value Fund..............................................................

		$159,120 $992,493 $151,634 $1,700,179 $750,762 $892,988 $851,278 $625,498
	TOTAL................................................................................................	$6,123,952
	Those subject to performance fee...................................................	0
	Number of other pooled investment vehicles managed......................	3
	Assets of other pooled investment vehicles managed................	$1,709,136
	Number of those subject to performance fee.................................	0
	Number of separate accounts managed.................................................	39
	Assets of separate accounts managed...........................................	$5,256,932
	Number of those subject to performance fee.................................	0
	Assets of those subject to performance fee..................................	0

                In addition, the following portion of this section is revised as follows:

Fund Holdings.

                The table below presents the dollar range of total exposure to the Evergreen family of funds (including both open-end and closed-end funds) by each portfolio manager as of July 31, 2005.  Total exposure equals the sum of (i) the portfolio manager’s beneficial ownership in direct Evergreen fund holdings, plus (ii) the portfolio manager’s Evergreen fund holdings through the Wachovia Corporation 401(k) plan, plus (iii) the portfolio manager’s Wachovia Corporation deferred compensation plan exposure to Evergreen funds.

Portfolio Manager

William Zieff........................................	$50,000-$100,000

December 5, 2005                                                                                                                         575036 (12/05)